August 19, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Direxion Shares ETF Trust – Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-1A (File Nos. 333-150525 and 811-22201)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Direxion Shares ETF Trust. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Fund.

The Fund is filing the Pre-Effective Amendment to respond to comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) by letter dated May 29, 2008, on the Registration Statement as filed with the SEC on April 30, 2008, to update disclosures throughout the Registration Statement, to include exhibits and other information not included in the Registration Statement and to make other minor clarifying, updating and stylistic changes.  The Pre-Effective Amendment is marked to show changes made since the previous filing.

With this filing, the Fund and its principal underwriter are submitting to the SEC staff requests to accelerate the effective date of the Registration Statement to September 2, 2008.  The Fund currently is scheduled to commence the public offering of its shares as soon as reasonably practicable after the SEC declares the Registration Statement to be effective.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Enclosure

cc:

Daniel D. O’Neill

Rafferty Asset Management, LLC